GRANT RECEIVABLE FROM CPRIT (Details) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 15, 2023	Jun. 30, 2016	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Grants receivable from CPRIT					$ 0	$ 1,610,490
Award amount		$ 18,700,000			16,100,000
Grant
Accounts, Notes, Loans and Financing Receivable [Line Items]
Grants receivable from CPRIT					0	$ 1,600,000
Award amount	$ 1,500,000
Grant | CPRIT
Accounts, Notes, Loans and Financing Receivable [Line Items]
Grants receivable from CPRIT			$ 0		$ 0
Award amount			100,000	$ 1,500,000
Grants received			$ 16,100,000